Annual Total Returns- Janus Henderson Absolute Return Income Opportunities Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Absolute Return Income Opportunities Fund - Class I	2015	2016	2017	2018	2019
Total	(0.43%)	5.26%	2.43%	(3.88%)	3.37%